Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Disclosure of Impact of Implementation of IFRS 15 on Consolidated Statement of Cash Flows (Detail) - CNY (¥)
¥ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Profit before taxation		¥ 28,148	¥ 24,953	¥ 24,116
Operating profit before changes in working capital		108,080
Increase in accounts receivable		(1,848)	(2,770)	(2,306)
Decrease in contract assets		170
Decrease in other assets		271	(231)	366
Increase in accrued expenses and other payables		9,842	7,232	10,878
Decrease in contract liabilities		(6,414)
Decrease in contract revenues		(138)	(202)	(418)
Net cash from operating activities	[1]	99,298	¥ 96,502	¥ 101,135
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Profit before taxation		790
Operating profit before changes in working capital		790
Increase in accounts receivable		164
Decrease in contract assets		(170)
Decrease in other assets		77
Increase in accrued expenses and other payables		(7,253)
Decrease in contract liabilities		6,414
Decrease in contract revenues		(22)
Amounts without application of IFRS15 [member]
Disclosure of initial application of standards or interpretations [line items]
Profit before taxation		28,938
Operating profit before changes in working capital		108,870
Increase in accounts receivable		(1,684)
Decrease in other assets		348
Increase in accrued expenses and other payables		2,589
Decrease in contract revenues		(160)
Net cash from operating activities		¥ 99,298

[1]	Reconciliation of earnings before income tax to net cash from operating activities